ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands				1 Months Ended	12 Months Ended
	Jul. 12, 2021 shares	Oct. 06, 2020 USD ($) shares	Jul. 23, 2020 CNY (¥) shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 $ / shares shares	Jul. 23, 2020 USD ($)	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 10, 2019 USD ($)	Dec. 31, 2018 $ / shares shares
ORDINARY SHARES
Ordinary shares authorized (in shares)					9,000,000,000		10,000,000,000
Ordinary shares par value (in dollars per share) | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares issued (in shares)					1,186,854,720		1,112,431,559		887,667,457	887,617,391		880,659,899
Ordinary shares, voting rights					Each Class B ordinary share was entitled to 10 votes, while each Class A ordinary shares was entitled to one vote.
Inducement charge | ¥						¥ 121,056
Aggregate purchase price | ¥						¥ 169,499
Convertible Note Purchase Agreement With Pacific Bridget Overseas Pionner 1
ORDINARY SHARES
Face value of debt | $								$ 50,000,000
Inducement charge | ¥			¥ 121,100
Supplemental agreement with 2024 Notes holders
ORDINARY SHARES
Face value of debt | $											$ 230,000,000
Percentage of outstanding principal				30.00%
Class A Ordinary Shares
ORDINARY SHARES
Ordinary shares issued (in shares)					1,146,044,859		1,071,621,698		846,857,596	846,807,530		839,850,038
Ordinary shares outstanding (in shares)					1,146,044,859		1,071,621,698		846,857,596	846,807,530		839,850,038
Class A Ordinary Shares | Convertible Note Purchase Agreement With Pacific Bridget Overseas Pionner 1
ORDINARY SHARES
Conversion of convertible notes (in shares)			136,279,973
Class A Ordinary Shares | Supplemental agreement with 2024 Notes holders
ORDINARY SHARES
Conversion of convertible notes (in shares)	66,990,291			66,990,291
Conversion price | $ / shares				$ 1.03
Class A Ordinary Shares | Private Placement
ORDINARY SHARES
Number of shares issued		84,692,839
Aggregate purchase price | $		$ 25,000,000
Class B ordinary shares
ORDINARY SHARES
Ordinary shares issued (in shares)					40,809,861		40,809,861			40,809,861		40,809,861
Ordinary shares outstanding (in shares)					40,809,861		40,809,861		40,809,861	40,809,861		40,809,861
Ordinary share
ORDINARY SHARES
Ordinary shares outstanding (in shares)					1,186,854,720		1,112,431,559		887,667,457	887,617,391		880,659,899
Conversion of convertible notes (in shares)					66,990,291	136,279,973
Number of shares issued						84,692,839
Aggregate purchase price | ¥						¥ 57